Related-Party Transactions and Arrangements (Narrative) (Details)						2 Months Ended	3 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended
	Apr. 11, 2019	Mar. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee	Nov. 27, 2018	Nov. 24, 2017	Mar. 14, 2018	Mar. 31, 2019 USD ($) employee	Mar. 31, 2018 USD ($)	Dec. 31, 2018 employee	Nov. 27, 2018	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Number of employees | employee		0	0				0		0		0
Payments of offering costs							$ 1,036,000	$ 3,672,000			$ 12,388,000	$ 32,079,000	$ 30,628,000
Expenses incurred from transactions with related party							$ 5,513,000	8,288,000			$ 31,633,000	65,351,000	55,111,000
Annual cumulative, non-compounded return on capital threshold to investors							6.00%				6.00%
Subsequent Event [Member]
Related Party Transaction [Line Items]
Annual cumulative, non-compounded return on capital threshold to investors	8.00%
Maximum [Member]
Related Party Transaction [Line Items]
Disposition fee (% of contract sales price)							6.00%				6.00%
Carter Validus Advisors II, LLC And/Or Its Affiliates [Member]
Related Party Transaction [Line Items]
Acquisition fee (% of contract purchase price of each property or asset acquired)							2.00%				2.00%
Acquisition expenses reimbursed (% of purchase price of each property or real estate-related investment)		0.01%	0.01%
Subordinated participation in net sale proceeds, percentage							15.00%				15.00%
Subordinated incentive listing fee, percentage							15.00%				15.00%
Subordinated termination fee, percentage							15.00%				15.00%
Carter Validus Advisors II, LLC And/Or Its Affiliates [Member] | Other Offering Costs [Member]
Related Party Transaction [Line Items]
Payments of offering costs		$ 19,269,000	$ 19,192,000
Expenses incurred from transactions with related party							$ 0	$ 647,000			$ 2,154,000	4,704,000	$ 4,428,000
Carter Validus Advisors II, LLC And/Or Its Affiliates [Member] | Disposition Fees [Member]
Related Party Transaction [Line Items]
Expenses incurred from transactions with related party		0	0
Carter Validus Advisors II, LLC And/Or Its Affiliates [Member] | Subordinated Participation In Net Sale Proceeds [Member]
Related Party Transaction [Line Items]
Expenses incurred from transactions with related party		0	0
Carter Validus Advisors II, LLC And/Or Its Affiliates [Member] | Subordinated Incentive Listing Fee [Member]
Related Party Transaction [Line Items]
Expenses incurred from transactions with related party		0	0
Carter Validus Advisors II, LLC And/Or Its Affiliates [Member] | Subordinated Termination Fee [Member]
Related Party Transaction [Line Items]
Expenses incurred from transactions with related party		0	0
Carter Validus Advisors II, LLC And/Or Its Affiliates [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Disposition fee (% of contract sales price)							1.00%				1.00%
Disposition fee (% of third party brokerage commission)							50.00%				50.00%
Affiliate of Dealer Manager [Member] | Other Offering Costs [Member]
Related Party Transaction [Line Items]
Payments of offering costs		$ 548,000	$ 542,000
SC Distributors, LLC [Member] | Class I shares [Member]
Related Party Transaction [Line Items]
Dealer manager fee (% of gross offering proceeds)										1.00%
Dealer manager fee funded by advisor (% of gross offering proceeds)										1.00%
SC Distributors, LLC [Member] | Maximum [Member] | Class A shares [Member]
Related Party Transaction [Line Items]
Selling commission (% of gross offering proceeds)										7.00%
Dealer manager fee (% of gross offering proceeds)										3.00%
SC Distributors, LLC [Member] | Maximum [Member] | Class I shares [Member]
Related Party Transaction [Line Items]
Dealer manager fee (% of gross offering proceeds)										2.00%
SC Distributors, LLC [Member] | Maximum [Member] | Class T shares [Member]
Related Party Transaction [Line Items]
Selling commission (% of gross offering proceeds)						3.00%
Dealer manager fee (% of gross offering proceeds)						3.00%
SC Distributors, LLC [Member] | Maximum [Member] | Class T2 shares [Member]
Related Party Transaction [Line Items]
Selling commission (% of gross offering proceeds)									3.00%
Dealer manager fee (% of gross offering proceeds)									2.50%
Carter Validus Real Estate Management Services II, LLC [Member]
Related Party Transaction [Line Items]
Property management fee (% of gross revenues from properties managed)							3.00%				3.00%
Oversight fee (% of gross revenues from properties managed)							1.00%				1.00%
Construction management fee (% of project costs)							5.00%				5.00%
Carter Validus Advisors II, LLC [Member]
Related Party Transaction [Line Items]
Monthly asset management fee (% of aggregate asset value)							0.0625%				0.0625%
Carter Validus Advisors II, LLC [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Operating expense reimbursement (% of average invested assets)							2.00%				2.00%
Operating expense reimbursement ( % of net income)							25.00%				25.00%
Vice President of Product Management of Carter Validus Advisors II, LLC [Member] | Other Offering Costs [Member]
Related Party Transaction [Line Items]
Expenses incurred from transactions with related party											$ 69,000	$ 98,000
Initial Offering and Follow-On Offering [Member] | Carter Validus Advisors II, LLC And/Or Its Affiliates [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Organization and offering expenses (% of gross offering proceeds)							15.00%				15.00%
Initial Offering [Member] | Carter Validus Advisors II, LLC And/Or Its Affiliates [Member]
Related Party Transaction [Line Items]
Other offering costs reimbursed (% of gross offering proceeds)					2.00%
Follow-On Offering [Member] | Carter Validus Advisors II, LLC And/Or Its Affiliates [Member]
Related Party Transaction [Line Items]
Other offering costs reimbursed (% of gross offering proceeds)				2.50%